Commitments and contingent liabilities - Significant Industry Concentrations Related to Credit Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 56,469	$ 54,953
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	11,200
Unfunded commitments	32,800
Total exposure	44,000
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,300
Unfunded commitments	21,600
Total exposure	23,900
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,400
Unfunded commitments	6,400
Total exposure	7,800
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	6,700
Unfunded commitments	1,100
Total exposure	7,800
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	2,800
Total exposure	2,900
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	200
Total exposure	300
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	600
Unfunded commitments	700
Total exposure	1,300
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,400
Unfunded commitments	12,700
Total exposure	14,100
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	600
Unfunded commitments	3,800
Total exposure	4,400
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	500
Unfunded commitments	4,100
Total exposure	4,600
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	300
Unfunded commitments	3,900
Total exposure	4,200
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	900
Total exposure	$ 900